Shareholders' equity and share-based payments- Perpetual subordinated notes (Details) € in Millions, $ in Millions			12 Months Ended
	Jan. 17, 2022 USD ($) tranche	Jan. 25, 2021 EUR (€) tranche	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2016 EUR (€) tranche	Dec. 31, 2015 EUR (€) tranche
Shareholders' equity
Number of tranches | tranche	2	2						3	2
Amount of perpetual deeply subordinated notes recorded in equity | $			$ 13,922
Coupons booked in deduction of shareholders' equity | $			$ 368	$ 308		$ 353
Perpetual subordinated notes issued, 2.000%, callable after 5.25 years
Shareholders' equity
Interest rate (as percent)	2.00%
Years after which notes are callable	5 years 3 months
Principal amount | $	$ 1,000
Perpetual subordinated notes issued, 3.250%, callable after 15 years
Shareholders' equity
Interest rate (as percent)	3.25%
Years after which notes are callable	15 years
Principal amount | $	$ 750
Perpetual subordinated notes issued, 1.625%, callable after 7 years
Shareholders' equity
Interest rate (as percent)		1.625%
Years after which notes are callable		7 years
Principal amount		€ 1,500
Perpetual subordinated notes issued, 2.125%, callable after 12 years
Shareholders' equity
Interest rate (as percent)		2.125%
Years after which notes are callable		12 years
Principal amount		€ 1,500
Perpetual subordinated notes issued, 2.000%, callable after 10 years
Shareholders' equity
Interest rate (as percent)					2.00%
Years after which notes are callable				10 years	10 years
Principal amount					€ 1,000
Perpetual subordinated notes issued, 1.750%, callable after 5 years
Shareholders' equity
Interest rate (as percent)							1.75%
Years after which notes are callable						5 years	5 years
Principal amount							€ 1,500
Subordinated note, 3.875%, perpetual maturity callable after 6 years
Shareholders' equity
Interest rate (as percent)								3.875%
Years after which notes are callable								6 years
Principal amount								€ 1,750
Subordinated note, 2.708%, perpetual maturity callable after 6.6 years
Shareholders' equity
Interest rate (as percent)								2.708%
Years after which notes are callable								6 years 7 months 6 days
Principal amount								€ 1,000
Subordinated note, 3.369%, perpetual maturity callable after 10 years
Shareholders' equity
Interest rate (as percent)								3.369%
Years after which notes are callable								10 years
Principal amount								€ 1,500
Subordinated note, 2.250%, perpetual maturity callable after 6 years
Shareholders' equity
Interest rate (as percent)									2.25%
Years after which notes are callable									6 years
Principal amount					297		1,000		€ 2,500
Amount tendered					703		€ 1,500
Temporary increase in outstanding amount of notes					€ 297
Subordinated note, 2.625%, perpetual maturity callable after 10 years
Shareholders' equity
Interest rate (as percent)									2.625%
Years after which notes are callable									10 years
Principal amount									€ 2,500